Acquisition of Maryland Bankcorp, Inc. (Schedule Of Fair Value of Acquired Loans and Other Real Estate Owned) (Details) (Maryland Bankcorp, Inc. [Member], USD $)	9 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Business Acquisition [Line Items]
Gross Loans	$ 150,290,449		$ 208,504,534
Total Fair Value Adjustments Loans	(14,707,601)		(17,678,493)
Fair Value of Acquired Loans	135,582,848		190,826,041
Other real estate owned	6,177,407		5,394,870
Fair value adjustments other real estate owned	(4,044,629)		(3,560,419)
Fair value other real estate owned	2,132,778		1,834,451
Loans, Accretion To Income	1,880,019
Loans, Other	1,090,873	[1]
Other real estate owned, Accretion To Income	344,425
Other real estate owned, Other	(828,635)	[1]
Real Estate Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(14,037,307)		(16,845,440)
Loans, Accretion To Income	1,725,898
Loans, Other	1,082,235	[1]
Commercial Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(629,222)		(788,359)
Loans, Accretion To Income	150,497
Loans, Other	8,640	[1]
Consumer Loan [Member]
Business Acquisition [Line Items]
Total Fair Value Adjustments Loans	(41,072)		(44,694)
Loans, Accretion To Income	3,624
Loans, Other	$ (2)	[1]

[1]	Transferred, sold or charged off.